Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Shares held in treasury [member]	Translation reserve [member]	Other reserves [member]	Shareholders' equity [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2016	£ 2,308	£ 226	£ 3,003	£ (1,471)	£ 727	£ (215)	£ 2,270	£ 38
Total comprehensive income for the year	1,455	0	0	0	(507)	1,954	1,447	8
Dividends paid	(772)	0	0	0	0	(762)	(762)	(10)
Issue of ordinary shares, net of expenses	32	0	32	0	0	0	32	0
Repurchase of ordinary shares	(737)	0	0	(737)	0	0	(737)	0
Cancellation of shares	0	(4)	0	570	0	(566)	0	0
Increase in share based remuneration reserve (net of tax)	42	0	0	0	0	42	42	0
Settlement of share awards	0	0	0	37	0	(37)	0	0
Acquisitions	1	0	0	0	0	0	0	1
Disposal of business	(15)	0	0	0	0	0	0	(15)
Exchange differences on translation of capital and reserves	(1)	2	69	(30)	(50)	9	0	(1)
Equity at end of period at Dec. 31, 2017	2,313	224	3,104	(1,631)	170	425	2,292	21
Total comprehensive income for the year	1,526	0	0	0	207	1,313	1,520	6
Dividends paid	(804)	0	0	0	0	(796)	(796)	(8)
Issue of ordinary shares, net of expenses	21	134	114	0	0	(227)	21	0
Repurchase of ordinary shares	(743)	0	0	(743)	0	0	(743)	0
Cancellation of shares	0	(68)	(1,795)	1,601	0	262	0	0
Increase in share based remuneration reserve (net of tax)	35	0	0	0	0	35	35	0
Settlement of share awards	0	0	0	35	0	(35)	0	0
Acquisitions	11	0	0	0	0	0	0	11
Exchange differences on translation of capital and reserves	0	0	(8)	4	(3)	7	0	0
Equity at end of period at Dec. 31, 2018	2,359	290	1,415	(734)	374	984	2,329	30
Total comprehensive income for the year	1,356	0	0	0	(82)	1,434	1,352	4
Dividends paid	(851)	0	0	0	0	(842)	(842)	(9)
Issue of ordinary shares, net of expenses	29	1	28	0	0	0	29	0
Repurchase of ordinary shares	(637)	0	0	(637)	0	0	(637)	0
Bonus issue of ordinary share	0	4,000	0	0	0	(4,000)	0	0
Cancellation of bonus share	0	(4,000)	0	0	0	4,000	0	0
Cancellation of shares	0	(5)	0	504	0	(499)	0	0
Increase in share based remuneration reserve (net of tax)	33	0	0	0	0	33	33	0
Settlement of share awards	0	0	0	33	0	(33)	0	0
Acquisitions	(1)	0	0	0	0	0	0	(1)
Disposal of business	6	0	0	0	0	5	5	1
Put option	(103)	0	0	0	0	(103)	(103)	0
Exchange differences on translation of capital and reserves	(1)	0	0	0	0	0	0	(1)
Equity at end of period at Dec. 31, 2019	£ 2,190	£ 286	£ 1,443	£ (834)	£ 292	£ 979	£ 2,166	£ 24